Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST IX /MA/
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Feb. 28, 2013
MFS® Inflation-Adjusted Bond Fund | A | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIAAX
MFS® Inflation-Adjusted Bond Fund | R4 | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIAJX
MFS® Inflation-Adjusted Bond Fund | B | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIABX
MFS® Inflation-Adjusted Bond Fund | C | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIACX
MFS® Inflation-Adjusted Bond Fund | I | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIAIX
MFS® Inflation-Adjusted Bond Fund | R1 | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIALX
MFS® Inflation-Adjusted Bond Fund | R2 | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIATX
MFS® Inflation-Adjusted Bond Fund | R3 | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIAHX
MFS® Inflation-Adjusted Bond Fund | R5 | MFS SERIES TRUST IX /MA/
Risk/Return:
Trading Symbol	MIAKX
MFS® Diversified Target Return Fund | A | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRAX
MFS® Diversified Target Return Fund | R4 | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRKX
MFS® Diversified Target Return Fund | R5 | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRLX
MFS® Diversified Target Return Fund | B | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRBX
MFS® Diversified Target Return Fund | C | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRCX
MFS® Diversified Target Return Fund | I | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRIX
MFS® Diversified Target Return Fund | R1 | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRFX
MFS® Diversified Target Return Fund | R2 | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRHX
MFS® Diversified Target Return Fund | R3 | MFS SERIES TRUST XV
Risk/Return:
Trading Symbol	DVRJX
MFS® Global Growth Fund | A | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MWOFX
MFS® Global Growth Fund | R4 | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MWOJX
MFS® Global Growth Fund | B | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MWOBX
MFS® Global Growth Fund | C | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MWOCX
MFS® Global Growth Fund | I | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MWOIX
MFS® Global Growth Fund | R1 | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MWOGX
MFS® Global Growth Fund | R2 | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MGWRX
MFS® Global Growth Fund | R3 | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MWOHX
MFS® Global Growth Fund | R5 | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MWOKX
MFS® Strategic Income Fund | A | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MFIOX
MFS® Strategic Income Fund | B | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MIOBX
MFS® Strategic Income Fund | C | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MIOCX
MFS® Strategic Income Fund | I | MFS SERIES TRUST VIII
Risk/Return:
Trading Symbol	MFIIX
MFS® Global Equity Fund | A | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MWEFX
MFS® Global Equity Fund | R4 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MWELX
MFS® Global Equity Fund | B | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MWEBX
MFS® Global Equity Fund | C | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MWECX
MFS® Global Equity Fund | I | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MWEIX
MFS® Global Equity Fund | R1 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MWEGX
MFS® Global Equity Fund | R2 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MEQRX
MFS® Global Equity Fund | R3 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MWEHX
MFS® Global Equity Fund | R5 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MWEMX
MFS® Global Total Return Fund | A | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MFWTX
MFS® Global Total Return Fund | R4 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MFWJX
MFS® Global Total Return Fund | B | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MFWBX
MFS® Global Total Return Fund | C | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MFWCX
MFS® Global Total Return Fund | I | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MFWIX
MFS® Global Total Return Fund | R1 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MFWGX
MFS® Global Total Return Fund | R2 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MGBRX
MFS® Global Total Return Fund | R3 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MFWHX
MFS® Global Total Return Fund | R5 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MFWLX
MFS® Utilities Fund | A | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MMUFX
MFS® Utilities Fund | R4 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MMUJX
MFS® Utilities Fund | B | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MMUBX
MFS® Utilities Fund | C | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MMUCX
MFS® Utilities Fund | I | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MMUIX
MFS® Utilities Fund | R1 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MMUGX
MFS® Utilities Fund | R2 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MURRX
MFS® Utilities Fund | R3 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MMUHX
MFS® Utilities Fund | R5 | MFS SERIES TRUST VI
Risk/Return:
Trading Symbol	MMUKX
MFS® Equity Opportunities Fund | A | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFAX
MFS® Equity Opportunities Fund | B | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFBX
MFS® Equity Opportunities Fund | C | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFCX
MFS® Equity Opportunities Fund | R5 | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFHX
MFS® Equity Opportunities Fund | R1 | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFDX
MFS® Equity Opportunities Fund | R2 | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFEX
MFS® Equity Opportunities Fund | R3 | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFFX
MFS® Equity Opportunities Fund | R4 | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFGX
MFS® Equity Opportunities Fund | I | MFS SERIES TRUST XII
Risk/Return:
Trading Symbol	SRFIX